FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME (EXPENSES)
Schedule of financial income (expenses)

	2024	2023	2022
Financial Income
Other income with foreign exchange and monetary variation (judicial deposits, taxes and others)(1)	227,961	531,227	1,040,811
Interest income	642,278	536,420	571,784
Gain on derivative transactions	327,315	512,698	390,146
Interest receivable (customers, taxes and other)	223,797	165,212	154,263
Exchange rate variations on loans and financing, debentures, leases and other creditors (Note 21.e)	—	52,254	—
Other financial income	122,922	244,357	59,194
Total	1,544,273	2,042,168	2,216,198

Financial Expenses
Charges and fair value on loans, financing, debentures, leases and other creditor (Note 21.e)(2)	(2,141,361)	(2,092,184)	(1,850,286)
Expenses with monetary variations of provision for contingencies (Note 20.c)(3)	(81,296)	(784,427)	(893,963)
Loss on derivative transactions	(258,307)	(622,787)	(495,668)
Interest payable (financial institutions, trade accounts payable, taxes and other)	(577,229)	(560,195)	(345,424)
Foreign exchange variation on loans and financing (Note 21.e.)	(2,598)	—	(108,310)
Other expenses with exchange and monetary variations (suppliers, taxes and others)	(234,608)	(162,544)	(86,276)
Other financial expenses	(158,577)	(163,940)	(202,591)
Total	(3,453,976)	(4,386,077)	(3,982,518)

Financial income (expenses), net	(1,909,703)	(2,343,909)	(1,766,320)

(1)For the years ended December 31, 2023 and 2022, includes tax credits, in the amounts of R$245,491 and R$816,038, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized PIS tax credits and COFINS.
(2)Includes the consolidated amounts of R$1,630,993 e R$1,392,570 and R$1,292,376 in the years ended December 31, 2024, 2023 and 2022, respectively, related to leases charges.
(3)In 2024, includes: (i) R$405,986 referring to the reversal of the monetary update of regulatory provisions due to the Commitment Term Related to the Self-Composition Negotiations for Adaptation of STFC Concession Contracts to Authorization Instruments (Notes 1.b. and 20.); and (ii) R$372,271, referring to the reversal of expenses for monetary update of provisions for legal claims due to adherence to tax amnesty programs in the States of SP and PR (Note 20.).